SCHEDULE OF CONSTRUCTION IN PROCESS (Details) (Parenthetical)	Sep. 30, 2025 CNY (¥) m² Integer	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jun. 12, 2025 m²	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Property, Plant, and Equipment [Line Items]
Total floor area | m²	32,086			13,335
Intelligent kitchen equipment sets annually | Integer	5,000
Manufacturing Facility [Member]
Property, Plant, and Equipment [Line Items]
Total investment | ¥	¥ 200,000,000
Building Improvements One [Member]
Property, Plant, and Equipment [Line Items]
Total investment					$ 369,907	¥ 2,600,000
Building Improvements Two [Member]
Property, Plant, and Equipment [Line Items]
Total investment		$ 49,795	¥ 350,000